Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Analysis of deferred tax
Deferred tax assets	£ (53,862)	£ (58,415)	£ (57,636)
Deferred tax liabilities	37,766	31,865	33,302
Net deferred tax asset	(16,096)	(26,550)	(24,334)	£ (34,198)
US
Analysis of deferred tax
Deferred tax assets	(53,862)	(58,415)	(57,636)
UK
Analysis of deferred tax
Deferred tax liabilities	£ 37,766	£ 31,865	£ 33,302